Bonds and money market funds (Tables)	12 Months Ended
Nov. 30, 2023
Text Block [Abstract]
Detailed Information About Bonds And Money Market Funds

	2023	2022

Bonds	$6,062	$8,990

Guaranteed investment certificates	228	224

	$ 6,290	$ 9,214